SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 12 - SUBSEQUENT EVENTS

Note Purchase Agreement

On July 13, 2021 the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with Bucktown Capital LLC (“BCL”) whereby the Company agreed to issue and sell to BCL a promissory note in the principal amount of $1,580,000 (the “Note”). The Note bears interest at the rate of Eight Percent (8%) per annum, and provides that for the calendar quarter beginning on January 1, 2022 and continuing for each calendar quarter thereafter until the Note is paid in full, the Company will make quarterly cash payments to BCL equal to $250,000. The Company may choose the frequency and amount of each payment (subject to a minimum payment of $50,000) during each applicable quarter so long as the aggregate amount paid during each quarter is equal to $250,000. The Note is a long term liability and not convertible into any securities of the Company.

Warrant Settlement

In July 2021 the Company entered into agreements with two entities relating to prior notes held by such entities. These agreements provide for the cancellation of all of the warrants and the Company issued an aggregate of 5,700,000 shares of common stock of the Company.

NOTE 12 - SUBSEQUENT EVENTS

On January 26, 2021 the Company entered into a purchase agreement to acquire 100% ownership of EnergyWyze, LLC, a limited liability company. The purchase price consideration consists of the following:

$75,000.00 with $25,000.00 paid at closing and the remaining balance of $50,000.00 to be in the form of a 180 day Seller Note to be retired in conjunction with any capital raise associated with the intended up listing to a national exchange. The Seller Note would be extendable for a period of 90 days at the Buyer’s option, furthermore the note can be converted at any time by the sellers into Common Stock during the initial 180-day period based on the 10 Day Volume Weighted Average Price (VWAP).

$450,000.00 USD in Restricted Common Stock based on the 10 Day VWAP immediately preceding the closing date and each vesting period. Stock awarded will be allocated equally, $150,000.00 USD each, between the principals named in the LOI , and will vest over a three-year period. Each principal member must be employed by the Company on the vesting date to be awarded the equity award. The vesting schedule shall be as follows: $50,000.00 USD shall vest on July 1, 2021. $100,000.00 USD, representing the remaining individual balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.

On January 27, 2021, the Company entered into a Note Settlement Agreement (“Settlement Agreement”) related to the UAHC and Iliad Notes. Pursuant to the terms of the Settlement Agreement, the Company issued 100,000,000 and 30,000,000 shares of common stock to repay the Iliad Note and the UAHC Note, respectively. As of January 27, 2021, the outstanding balances of Iliad Note and the UAHC Note plus accrued interest were $2,253,666.82 and $681,170, respectively. The Company recorded losses on the debt settlement of $136,333 and $35,830, for the Iliad Note and the UAHC Note, respectively.

On January 28, 2021, the Company amended its Articles of Incorporation to designate 1,500 shares of undesignated preferred stock as Class C preferred stock.

On January 28, 2021, the Company entered into a purchase agreement with GHS whereby GHS agreed to purchase, in tranches, up to $1,000,000 of Class C preferred stock in exchange for 1,010 shares of Class C preferred stock. GHS purchased the first tranche of 500 shares for $500,000.

On February 12, 2021, the Company entered into an agreement to purchase 51% ownership of Box Pure Air, LLC, a Delaware limited liability company. The consideration consisted of an aggregate number of common stock shares equal to $500,000.

On February 22, 2021, GHS purchased a second tranche of 250 shares of Class C preferred stock for $250,000.

On March 11, 2021, the Company amended its Articles of Incorporation to designate 2,000 shares of undesignated preferred stock as Class D preferred stock.

On March 11, 2021, the Company entered into a purchase agreement with GHS whereby GHS agreed to purchase, in tranches, up to $2,000,000 of Class D preferred stock in exchange for 2,000 shares of Class D preferred stock. GHS purchased the first tranche of 500 shares for $500,000. On March 19, 2021, GHS purchased the second tranche of 500 shares of Class D preferred stock for $500,000. On March 26, 2021 GHS purchased the third tranche of 500 shares of Class D preferred stock for $500,000. On April 1, 2021, GHS purchased the fourth tranche of 500 shares of Class D preferred stock for $500,000.

On March 22, 2021, we filed a Certificate of Amendment (the “Certificate of Amendment”) with the Secretary of State of the State of Nevada to effect a 1 for 75 reverse stock split. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock will be converted into one (1) share of issued and outstanding common stock. The number of authorized shares and the par value per share of the common stock and the number of authorized or issued and outstanding shares of the Company’s preferred stock will remain unchanged.

On April 7, 2021 we completed the spin-off of 1606 Corp. whereby each holder of common stock and Class A Preferred Stock of the Company received one share of unregistered and restricted common stock and Class A Preferred Stock of 1606 Corp. for each such share owned of the Company.